Property plant and equipment	12 Months Ended
Dec. 31, 2022
Property plant and equipment
Property, plant, and equipment

Note 8 Property, plant, and equipment

Property, plant and equipment consisted of the following:

(in thousands)	December 31, 2022	December 31, 2021
Equipment	$5,214	$5,924
Computer hardware	468	468
Computer software	37	37
Furniture and fixtures	112	106
Vehicles	2,794	2,831
Leasehold improvements	6	6
	8,631	9,372
Less: accumulated depreciation	(7,899)	(7,360)
Property, plant, and equipment, net	$732	$2,012

Depreciation expense was $0.9 million and $0.5 million for the years ended December 31, 2022 and 2021, respectively.